Other Operating Expenses	12 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Other Operating Expenses	Other operating expenses

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Social investment expenditure	183	166	185
Loss on scrapping of property, plant and equipment (a)	115	164	97
Silicosis settlement provision (b)	12	2	(174)
Loss allowance/(credit)	50	(19)	35
Other (income)/expenses – net	69	(24)	109
Total other operating expenses[1]	429	289	252
[1]Refer to note 38 for further detail on the restatement.
(a)Refer to note 14 for details on the scrapping of property, plant and equipment.
(b)Refer to note 25 for details on the movement in the silicosis settlement.